Consolidated Condensed Interim Statements of Financial Position - USD ($)	Jun. 30, 2024	Mar. 31, 2024
Current
Cash	$ 528,281	$ 1,150,891
Accounts receivable, net of allowances	1,874,534	2,831,942
Current portion of finance lease receivables	47,501	111,529
Inventory	33,725,550	32,010,631
Prepaids and deposits	558,884	748,362
Total current assets	36,734,750	36,853,355
Non-current
Finance lease receivables	126,954	1,046,855
Right of use assets	3,932,239	4,124,563
Property and equipment	2,250,703	2,763,525
Restricted deposit	419,872	414,985
Other assets	1	1
Total assets	43,464,519	45,203,284
Current
Line of credit	7,676,178	7,463,206
Term loan facility	3,030,874	2,267,897
Accounts payable and accrued liabilities	3,343,764	2,977,251
Current portion of deferred revenue	7,364,402	7,066,145
Current portion of lease liabilities	533,520	630,207
Current portion of warranty liability	730,884	750,806
Current portion of contingent liability	136,078	136,078
Total current liabilities	22,815,700	21,291,590
Non-current
Deferred revenue	2,876,240	2,876,240
Lease liabilities	3,927,778	4,006,004
Contingent liability	1,255,668	1,255,668
Loans payable to related parties	2,416,794	2,432,180
Other liabilities	23,557	25,699
Warranty liability	1,548,735	1,749,084
Total liabilities	34,864,472	33,636,465
Equity
Share capital	78,088,667	76,393,993
Reserves	14,812,053	14,305,642
Accumulated other comprehensive loss	(23,001)	(111,896)
Accumulated deficit	(84,277,672)	(79,020,920)
Total equity	8,600,047	11,566,819
Total liabilities and equity	$ 43,464,519	$ 45,203,284